LIBERTY FUNDS TRUST I
Liberty High Yield Securities Fund
Liberty Income Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund
Liberty Tax-Managed Growth Fund
Liberty Tax-Managed Growth Fund II

LIBERTY FUNDS TRUST II
Liberty Newport Japan Opportunities Fund
Liberty Newport Greater China Fund
Liberty Money Market Fund
Liberty Intermediate Government Fund

LIBERTY FUNDS TRUST III
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund
Liberty Select Value Fund
Liberty Federal Securities Fund
The Liberty Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund
Liberty Contrarian Fund

LIBERTY FUNDS TRUST IV
Liberty High Yield Municipal Fund
Liberty Tax-Exempt Fund
Liberty Tax-Exempt Insured Fund
Liberty Utilities Fund
Liberty Municipal Money Market Fund

LIBERTY FUNDS TRUST V
Liberty California Tax-Exempt Fund
Liberty Connecticut Tax-Exempt Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund
Liberty Ohio Tax-Exempt Fund
Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST VI
Liberty Small-Cap Value Fund
Liberty Growth & Income Fund
Liberty Newport Asia Pacific Fund

LIBERTY FUNDS TRUST VII
Liberty Newport Tiger Fund
Liberty Newport Europe Fund

LIBERTY FLOATING RATE ADVANTAGE FUND

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               Supplement to Statements of Additional Information

Each Fund's Statement of Additional Information is amended as follows:

(1) The shareholders' servicing and transfer agency fee arrangement between Liberty Funds Services, Inc. (LFS) and each Fund has been revised so that each Fund pays the following fees:

     o An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

     o A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

     o The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

     Notwithstanding  the  foregoing,  Class  I  shares  of  Liberty  Contrarian
     Small-Cap Fund, Liberty Contrarian Equity Fund and Liberty Contrarian Income Fund shall pay LFS a shareholders servicing and transfer agency fee each month at the rate of 1/12 of 0.0025% of the average daily closing value of the total net assets of the Class I shares of such Fund for such month.


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(2)  The  description  of each  Fund's  pricing  and  bookkeeping  agreement  is replaced in its entirety with the following:

     Colonial Management Associates, Inc. (Colonial) is responsible for providing accounting and bookkeeping services to the Fund pursuant to a Pricing and Bookkeeping Agreement. Under a separate agreement (Outsourcing Agreement), Colonial has delegated those functions to State Street Bank and Trust Company (State Street). Colonial pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Funds, Colonial receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

     o From each Fund that is a stand-alone fund or a master fund in a master/feeder structure, an annual flat fee of $10,000, paid monthly;

     o From each Fund that is a feeder fund in a master/feeder structure, an annual flat fee of $5,000, paid monthly; and o In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

     Each Fund reimburses Colonial for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.




                                                                  August 1, 2001